Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application
12 Months Ended
Dec. 31, 2022
January 1, 2022 [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 37 – Onerous Contracts – Costs of Fulfilling a Contract
January 1, 2022 One [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Annual Improvements to IFRS 2018-2020 (Amendments to IFRS 1, IAS 9, and IAS 41)
January 1, 2022 Two [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 16 – Property, Plant and Equipment – Revenue Before Expected Use
January 1, 2022 Three [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IFRS 3 – Reference to the Conceptual Framework
January 1, 2023 [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
January 1, 2023 One [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	IFRS 17 Insurance Contracts and its amendments.
January 1, 2023 Two [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 1 and Practical Statement 2 “Making Judgments Related to Materiality” – Disclosures of Accounting Policies
January 1, 2023 Three [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 8 – Definition of Accounting Estimates
January 1, 2023 Four [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction
Adoption optional/ effective date deferred indefinitely [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of standards and interpretations and amendments to existing standards were issued with mandatory application [Line Items]
New standards or modifications	Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture